UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: December 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	December 31, 2015 (Unaudited)

Shares		Value

COMMON STOCK - 56.54%

Biological Products (No Diagnostic Substances) - 2.31%
1,662	Amgen, Inc.	$ 269,792

Cable & Other Pay Television Services - 3.28%
6,767	SoftBank Corp. ADR	170,461
7,786	Twenty-First Century Fox, Inc.	212,013
		382,474
Construction-Special Trade Contractors - 1.01%
3,033	Chicago Bridge & Iron Co. N.V.	118,257

Crude Petroleum & Natural Gas - 0.95%
1,190	California Resources Corp.	2,773
2,413	Total SA ADR	108,464
		111,237
Electronic & Other electrical Equipment (No Computer Equipment) - 1.82%
6,800	General Electric Co.	211,820

Electronic Computers - 2.19%
2,427	Apple, Inc.	255,466

Fire, Marine & Casualty Insurance - 8.16%
529	Alleghany Corp. *	252,825
5,698	American International Group, Inc.	353,105
401	Fairfax Financial Holdings, Ltd. (a)	188,871
4,087	Loews Corp.	156,941
		951,742
Gold & Silver Ores - 0.77%
3,403	Agnico Eagle Mines, Ltd.	89,431

Insurance Agents, Brokers & Services - 2.21%
292	Markel Corp. *	257,938

Mining - 1.98%
18,617	Silver Wheaton Corp.	231,223

Motor Vehicles & Passenger Car Bodies - 2.92%
10,008	General Motors Co. (a)	340,372

National Commercial Banks - 8.67%
20,268	Bank of America Corp. (a)	341,110
6,380	Citigroup, Inc.	330,165
5,144	JPMorgan Chase & Co.	339,658
		1,010,933
Petroleum Refining - 3.49%
9,497	BP Plc ADR (a)	296,876
3,006	PBF Energy, Inc.	110,621
		407,497
Pharmaceutical Preparations - 5.09%
579	Allergan, Plc. *	180,938
6,033	Baxalta, Inc.	235,468
1,740	Valeant Pharmaceuticals International, Inc. *	176,871
		593,277
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 1.25%
2,843	The Dow Chemical Co.	146,358

Retail-Auto Dealers & Gasoline Stations - 1.19%
2,566	CarMax, Inc. *	138,487

Retail-Department Stores - 0.93%
3,112	Macy's, Inc.	108,858

Security Brokers, Dealers & Flotation Companies - 1.89%
10,154	Credit Suisse Group AG ADR	220,240

Services-Auto Rental & Leasing (No Drivers) - 0.94%
7,729	Hertz Global Holdings, Inc. *	109,984

Services-Business Services - 2.43%
3,285	PayPal Holdings, Inc. *	118,917
9,181	The Western Union Co. (a)	164,432
		283,349
Services-Misc Health & Allied Services, NEC - 1.50%
2,502	DaVita Healthcare Partners, Inc. *	174,414

Surgical & Medical Instruments & Apparatus - 1.56%
4,760	Baxter International, Inc.	181,594

TOTAL FOR COMMON STOCK (Cost $6,008,588) - 56.54%		6,594,743

CLOSED-END FUNDS - 16.84%
6,044	Avenue Income Credit Strategies Fund	68,599
11,300	BlackRock Corporate High Yield Fund, Inc.	110,514
6,445	BlackRock MuniYield Fund, Inc.	95,837
11,871	Blackstone/GSO Strategic Credit Fund	158,715
30,074	Dreyfus Strategic Municipals, Inc.	256,832
17,848	DSW Municipal Income Trust	240,591
8,784	Eaton Vance Limited Duration Income Fund	112,084
17,517	Invesco Trust for Investment Grade Municipals Fund	233,502
13,362	John Hancock Preferred Income Fund II	262,029
4,740	PIMCO Dynamic Credit Income Fund	85,462
8,300	PIMCO Dynamic Income Fund	227,088
12,865	PIMCO Income Strategy Fund II	112,826

TOTAL FOR CLOSED-END FUNDS (Cost $1,976,092) - 16.84%		1,964,079

CORPORATE BONDS - 3.21%
Bituminous Coal & Lignite Surface Mining - 0.66%
125,000	Consol Energy, Inc., 5.875%, 04/15/22	77,500

Crude Petroleum & Natural Gas - 0.30%
125,000	Chesapeake Energy Corp., 4.875%, 04/15/22	34,695

Radio Broadcasting Stations - 0.61%
50,000	iHeart Communications, Inc. 9.00%, 03/01/21	36,500
50,000	iHeart Communications, Inc. 9.00%, 12/15/19	34,875
		71,375
Telephone Communications (No Radio Telephone) - 1.64%
274,000	Sprint Capital Corp. 6.875%, 11/15/28	191,115

TOTAL FOR CORPORATE BONDS (Cost $584,327) - 3.21%		374,685

EXCHANGE TRADED FUNDS - 6.03%
3,359	SPDR Gold Trust ETF *	340,804
7,235	WisdomTree Japan Hedged Equity Fund ETF	362,329

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $772,708) - 6.03%		703,133

EXCHANGE TRADED NOTES - 2.38%
9,566	JPMorgan Alerian MLP ETN	277,127

TOTAL FOR EXCHANGE TRADED NOTES (Cost $331,141) - 2.38%		277,127

PREFERRED - 7.37%
Life Insurance - 0.83%
3,730	ING Group NV 7.05%, 12/31/49	96,756
National Commercial Banks - 1.89%
4,338	First Horizon National Corp. PFD, Series A, 6.20%, Perpetual 4/10/18	110,055
4,219	Zions Bancorp PFD, Series G, 6.30%, Perpetual 3/15/23	110,242
		220,297
Radio Telephone Communications - 0.89%
4,136	United States Cellular Corp. 6.95%, 5/15/60	104,393

Real Estate Investment Trusts - 3.75%
17,792	Vereit, Inc., Series F, 6.70%, 12/31/49	437,683

TOTAL FOR PREFERRED (Cost $824,769) - 7.37%		859,129

REAL ESTATE INVESTMENT TRUST - 3.83%
2,542	American Tower Corp.	246,447
21,380	Annaly Capital Management, Inc. (a)	200,544

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $433,074) - 3.83%		446,991

SHORT TERM INVESTMENTS - 7.86%
916,746	Fidelity Institutional Treasury Only Money Market Fund Class I 0.06% ** (Cost $916,746)	916,746

TOTAL FOR SHORT TERM INVESTMENTS (Cost $916,746) - 7.86%		916,746

TOTAL INVESTMENTS (Cost $11,847,446) *** - 104.05%		12,136,633

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.05%)		(472,150)

NET ASSETS - 100.00%		$ 11,664,483

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.

*** At December 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,847,446 amounted to $236,995 which consisted of aggregate gross unrealized appreciation of $1,105,962 and aggregate gross unrealized depreciation of $868,967.

(a) All or a portion of this security is held as collateral for securities sold short.

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	December 31, 2015 (Unaudited)

Shares		Value

COMMON STOCK
Pharmaceutical Preparations - 1.54%
5,551	Pfizer, Inc.	179,186

Retail-Catalog & Mail-Order Houses - 0.51%
1,256	Wayfair, Inc. *	59,811

Services-Business Services, NEC - 1.42%
1,027	Athenahealth, Inc. *	165,316

Services-Prepackaged Software - 0.36%
1,000	Mobileye N.V. *	42,280

TOTAL FOR COMMON STOCK (Cost $401,630)		446,593

EXCHANGE TRADED FUNDS
2,382	iShares Russell 2000 Index ETF (a)	268,261

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $266,720)		268,261

CALL OPTIONS
	Valeant Pharmaceuticals International, Inc.
600	January 2016 Call @ $125.00	2,400

TOTAL FOR CALL OPTIONS (Cost $2,805)		2,400

TOTAL FOR SECURITIES SOLD SHORT (Cost $668,350)		$ 717,254

	PSG Tactical Growth Fund
	Notes to Financial Statements
	June 30, 2014 (Unaudited)

1. SECURITY TRANSACTIONS

At December 31, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,847,446 amounted to $236,995 which consisted of aggregate gross unrealized appreciation of $1,105,962 and aggregate gross unrealized depreciation of $868,967.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,594,743	$0	$0	$6,594,743
Closed End Funds	$1,964,079	$0	$0	$1,964,079
Corporate Bonds	$374,685	$0	$0	$374,685
Exchange Traded Funds	$703,133	$0	$0	$703,133
Exchange Traded Notes	$277,127	$0	$0	$277,127
Preferred Stocks	$859,129	$0	$0	$859,129
Real Estate Investment Trusts	$446,991	$0	$0	$446,991
Cash Equivalents	$916,746	$0	$0	$916,746
Total	$12,136,633	$0	$0	$12,136,633

Valuation Inputs of Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$446,593	$0	$0	$446,593
Exchange Traded funds	$717,254	$0	$0	$717,254
Options	$2,400	$0	$0	$2,400
Total	$717,254	$0	$0	$717,254

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date February 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date February 10, 2015